Members' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Members' Equity

9. Members’ Equity

In November 2017, Zentalis Pharmaceuticals, LLC was formed in the state of Delaware. In conjunction with a corporate restructuring, Zeno Pharmaceuticals, Inc., a Delaware Corporation formed in 2014, was acquired by the Company pursuant to a merger agreement and became a wholly owned subsidiary of the Company. Per the terms of the merger agreement, each share of Zeno Pharmaceuticals, Inc. common stock issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive one Class A common unit and each share of Zeno Pharmaceuticals, Inc. Series A preferred stock issued and outstanding immediately prior to the effective date of the merger converted into the right to receive one Series A preferred unit. As of the effective time of the merger agreement, all outstanding options to purchase shares of Zeno Pharmaceuticals, Inc. common stock were cancelled and replaced with profit interest awards in the LLC.

In connection with the December 2017 corporate restructuring, we amended and restated the LLC agreement, and as amended, the capital units of the Company consisted of 1,638,000 authorized Series A preferred units, 3,621,000 authorized Series B preferred units, 15,000,000 authorized Class A common units and 872,620 authorized Class B common units.

Class A Common Units

In conjunction with the corporate restructuring in December 2017, 5,187,554 shares of common stock issued and outstanding and 406,831 shares of common stock subject to future vesting provisions of Zeno Pharmaceuticals, Inc. were converted into an equal number of Class A common units of Zentalis Pharmaceuticals, LLC. During the three months ended March 31, 2020 and 2019, we did not issue any Class A common units and 9,572 shares of Class A common units were subject to future vesting conditions. During the year ended December 31, 2019, 7,093 Class A common units were issued and 9,572 shares of Class A common units were subject to future vesting conditions. In September 2019, the number of authorized Class A common units was increased to 20,000,000.

Class B Common Units

In conjunction with the corporate restructuring in December 2017, 703,000 options exercisable into Zeno Pharmaceuticals, Inc. common stock were converted into an equal number of Class B Common Units of Zentalis Pharmaceuticals, LLC. In September 2019, the number of authorized Class B common units was increased to 3,458,522.

Share-based Compensation

Total share-based compensation expense related to share based awards was comprised of the following (in thousands):

	Three Months Ended March 31,
	2020	2019
Research and development expense	$136	$66
General and administrative expense	193	63

Total share-based compensation expense	$329	$129

As of March 31, 2020, there was $3.4 million of total unrecognized compensation expense related to unvested profit interest award compensation arrangements granted under the Zeno Pharma, LLC 2017 Profit Interest Plan (the “Plan”). The cost is expected to be recognized over a weighted average period of 3.2 years.

The fair value of the profit interest awards is estimated using an option pricing model with the following assumptions:

	Three Months Ended March 31,
	2020	2019
Members’ equity value (in thousands)	$271,207	$197,041
Threshold amounts (in thousands)	$309,824	$143,800
Risk free rate	1.5%	1.5%
Volatility	75.0%	75.0%
Time to liquidity (in years)	1.1	1.3
Lack of marketability discount	26.5%	1.9%
Grant date fair value	$3.06	$1.88

The Black Scholes option pricing model is used to estimate the fair value of each profit unit award on the date of grant. The members’ equity value was based on a recent enterprise valuation analysis performed. The threshold amounts are based on the discretion of the Board of Directors at the time of grant. The expected life of the Class B Common Unit awards granted during the period presented was determined based on an expected liquidation event under the plan. We apply the risk-free interest rate based on the U.S. Treasury yield in effect at the time of the grant consistent with the life of the award. The expected volatility is based on a peer group in the industry in which the Company does business consistent with the expected time to liquidity. The dividend yield was set at zero as the underlying security does not and is not expected to pay a dividend. The Finnerty model and the Asian Protective Put Model methods were used to estimate the discount for lack of marketability inherent to the awards.

The Class B common units issued have been classified as equity awards and share-based compensation expense is based on the grant date fair value of the award. During the three months ended March 31, 2020 and 2019, we issued 70,000 and 47,500 Class B common units, respectively. As of March 31, 2020 and December 31, 2019, approximately 1.5 million units and 1.7 million units of unvested Class B common units were outstanding.

9. Members’ Equity

In November 2017, Zentalis Pharmaceuticals, LLC was formed in the state of Delaware. In conjunction with a corporate restructuring, Zeno Pharmaceuticals, Inc., a Delaware Corporation formed in 2014, was acquired by the Company pursuant to a merger agreement and became a wholly owned subsidiary of the Company. Per the terms of the merger agreement, each share of Zeno Pharmaceuticals, Inc. common stock issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive one Class A common unit and each share of Zeno Pharmaceuticals, Inc. Series A preferred stock issued and outstanding immediately prior to the effective date of the merger converted into the right to receive one Series A preferred unit. As of the effective time of the merger agreement, all outstanding options to purchase shares of Zeno Pharmaceuticals, Inc. common stock were cancelled and replaced with profit interest awards in the LLC.

In connection with the December 2017 corporate restructuring, we amended and restated the LLC agreement, and as amended, the capital units of the Company consisted of 1,638,000 authorized Series A preferred units, 3,621,000 authorized Series B preferred units, 15,000,000 authorized Class A common units and 872,620 authorized Class B common units.

Class A Common Units

In conjunction with the corporate restructuring in December 2017, 5,187,554 shares of common stock issued and outstanding and 406,831 shares of common stock subject to future vesting provisions of Zeno Pharmaceuticals, Inc. were converted into an equal number of Class A common units of Zentalis Pharmaceuticals, LLC. During the years ended December 31, 2018 and 2019, zero and 7,093 Class A common units were issued. As of December 2018 and 2019, 24,236 and 9,572 shares of Class A common units were subject to future vesting conditions, respectively. In September 2019, the number of authorized Class A common units was increased to 20,000,000.

Class B Common Units

In conjunction with the corporate restructuring in December 2017, 703,000 options exercisable into Zeno Pharmaceuticals, Inc. common stock were converted into an equal number of Class B Common Units of Zentalis Pharmaceuticals, LLC. In September 2019, the number of authorized Class B common units was increased to 3,458,522.

Equity Awards

The Zentalis Pharmaceuticals, LLC Profit Interest Plan

We currently grant profit interest awards to employees, consultants and non-employee members of our Board of Directors under the Zeno Pharma, LLC 2017 Profit Interest Plan (“the Plan”) as approved and adopted by the Board of Directors on December 21, 2017. The Plan and related Amended and Restated Limited Liability Agreement of Zeno Pharma, LLC (“the LLC Agreement”) provides for the grant of up to 3,458,522 shares of Class B common units, subject to restrictions as described in the Plan. Each unvested Class B common unit represents a non-voting equity interest in Zentalis Pharmaceuticals, LLC that entitles the holder to a percentage of the profits and appreciation in the equity value of Zentalis Pharmaceuticals, LLC arising after the date of grant and after such time as an applicable threshold amount is met. Class B common units issued under the Plan with time-based vesting schedules generally vest over a four-year period with cliff vesting for the first year. Class B common awards may utilize performance-based vesting schedules related to certain milestones at the Company.

The fair value of the profit interest awards is estimated using an option pricing model with the following assumptions:

	Year ended December 31,
	2018	2019
Members’ equity value (in thousands)	$113,100	$197,041 - $271,207
Threshold amounts (in thousands)	$134,000 - $143,800	$143,800 - $309,824
Risk free rate	2.8%	1.5%
Volatility	75.0%	75.0%
Time to liquidity (in years)	1.3	1.1 - 1.8
Lack of marketability discount	25.0%	18.8% - 26.4%
Grant date fair value	$1.85 - $2.01	$1.88 - $3.06

The Black Scholes option pricing model is used to estimate the fair value of each profit unit award on the date of grant. The members’ equity value was based on a recent enterprise valuation analysis performed. The threshold amounts are based on the discretion of the Board of Directors at the time of grant. The expected life of the Class B Common Unit awards granted during the period presented was determined based on an expected liquidation event under the plan. We apply the risk-free interest rate based on the U.S. Treasury yield in effect at the time of the grant consistent with the life of the award. The expected volatility is based on a peer group in the industry in which the Company does business consistent with the expected time to liquidity. The dividend yield was set at zero as the underlying security does not and is not expected to pay a dividend. The Finnerty model and the Asian Protective Put Model methods were used to estimate the discount for lack of marketability inherent to the awards.

The Class B common units issued have been classified as equity awards and share-based compensation expense is based on the grant date fair value of the award.

The following table provides a summary of the Class B common unit activity under the Plan. The amounts include incentive units granted to both employees and non-employees:

	Number of Units	Weighted Average Fair Value
Outstanding at December 31, 2017	703,000	$1.47
Granted	947,166	$1.62
Forfeited	(37,855)	$1.47

Outstanding at December 31, 2018	1,612,311	$1.56
Granted	1,095,545	$2.73
Forfeited	(37,188)	$1.62

Outstanding at December 31, 2019	2,670,668	$2.04

At December 31, 2019, there are 1,008,479 and 1,662,189 Class B common units vested and unvested, respectively, and 787,854 Class B common units were available for future grants.

During 2018 and 2019, the share-based compensation expense included in the statement of operations was as follows:

	Year ended December 31,
	2018	2019
Research and development expense	$158	$339
General and administrative expense	150	278

Total share-based compensation expense	$308	$617

As of December 31, 2019, there was $3.8 million of total unrecognized compensation expense related to unvested profit interest award compensation arrangements granted under the Plan. The cost is expected to be recognized over a weighted average period of 3.4 years.